Note 7 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Start-up costs	$ 7,727	$ 5,618
Federal net operating loss carryforwards	11,024	10,866
174 R&D Carryforward	3,572	0
State tax loss carryforwards	237	64
Foreign net operating loss carryforwards	161	122
Tax credit carryforward	1,335	991
ROU Liability	96	34
Deferred compensation	1,630	1,157
Total deferred tax assets	25,782	18,852
Less valuation allowance	(25,696)	(18,823)	$ (13,867)
Net deferred tax assets	86	29
Fixed assets	0	(6)
ROU Asset	(86)	(23)
Total deferred tax liabilities	(86)	(29)
Net deferred taxes	$ 0	$ 0